Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt Tables [Abstract]
Schedule Of Unsecured Debt Instruments [Table Text Block]
	2011	2010
	$	$

Unsecured

Debt carried at fair value

Mandatory convertible bonds - issued September 2010(1)	760	874
Quarterly coupon of 6 percent per annum. The bonds are convertible into ADS's in September 2013 and are US dollar-based. The bonds are convertible into a variable number of shares as set forth in the indenture.

Accrued interest included in short-term debt at fair value	(2)	(2)
Long-term debt at fair value	758	872

Debt carried at amortized cost

Rated bonds - issued April 2010(2)	1,006	1,006
The rated bonds have two components, $700 million 10-year bonds and $300 million 30-year bonds. Semi-annual coupons of 5.375 percent per annum on $700 million 10-year bonds and 6.5 percent per annum on $300 million 30-year bonds. The $700 million 10-year bonds are repayable in April 2020 and the $300 million 30-year bonds are repayable in April 2040. The bonds are US dollar-based.

Syndicated revolving credit facility ($1.0 billion)(3)	-	50
Interest charged at LIBOR plus 1.75 percent per annum. The loan is repayable in April 2014 and is US dollar-based.

3.5 % Convertible bonds(4)	659	633
Semi-annual coupon of 3.5 percent per annum. The bonds are convertible, at the holders’ option, into ADSs up to May 2014 and are US dollar-based. The bonds are convertible at an initial conversion price of $47.6126 per ADS.

FirstRand Bank Limited loan facility (R1.5 billion)	-	107
Interest charged at JIBAR plus 0.95 percent per annum. Loan was repaid in February 2011 and was ZAR-based.

Grupo Santander Londres	-	4
Interest charged at LIBOR plus 1.45 percent per annum. Loan was repaid September 2011 and was US dollar-based.

Grupo Santander Brasil	2	4
Interest charged at 8.11 percent per annum. Loans are repayable in monthly installments terminating in November 2013 and April 2014 and are Brazilian real-based.

Brazilian Economic and Social Development Bank	1	1
Interest charged at a rate of 2.3 percent plus delta exchange rate on individual installments per annum. Loans are repayable in monthly installments terminating in April 2014 and are Brazilian real-based.

Banco de Desenvolvimento de Minas Gerais	1	-
Interest charged at a rate of 4.5 percent per annum. Loans are repayable in monthly installments terminating in June 2020 and are Brazilian real-based.

Schedule Of Secured Debt Instruments [Table Text Block]
	2011	2010
	$	$

Secured
Capital leases
Turbine Square Two (Proprietary) Limited(5)	33	39
The leases are capitalized at an implied interest rate of 9.8 percent per annum. Lease payments are due in monthly installments terminating in March 2022 and are ZAR-based. The buildings financed are used as security for these loans. See Note 12.

Caterpillar Financial Services Corporation(5)	10	13
Interest charged at an average rate of 5.46 percent per annum. Loans are repayable in monthly installments terminating in January 2015 and are US dollar-based. The equipment financed is used as security for these loans. See Note 12.

Mazuma Capital Corporation(5)	2	4
Interest charged at an average rate of 5.6 percent per annum. Loans are repayable in monthly installments terminating in November 2012 and are US dollar-based. The equipment financed is used as security for these loans. See Note 12.

CSI Latina Arrendamento Mercantil S.A.(5)	2	2
Interest charged at a rate of 3.4 percent per annum. Loans are repayable in monthly installments terminating in March 2014 and are Brazilian real-based. The equipment financed is used as security for these loans. See Note 12.

Navachab Lewcor Mining Contract(5)	29	-
Interest charged at a rate of 8.4 percent per annum. Loans are repayable in April 2015 and are Namibian dollar-based. The equipment financed is used as security for these loans. See Note 12.

Total debt at amortized cost	1,745	1,863
Current maturities included in short-term debt	(30)	(133)
Long-term debt at amortized cost	1,715	1,730

Certain long-term debt facilities are subject to debt covenant arrangements for which no breaches have occurred.

Schedule of Maturities of Long-term Debt [Table Text Block]

Scheduled minimum total debt maturities are:
2012	32
2013	773
2014	673
2015	4
2016	2
Thereafter	1,021
2,505

Schedule Of Debt Instruments Currencies [Table Text Block]
The currencies in which the borrowings are denominated are as follows:
United States dollars	2,437	2,585
South African rands	33	146
Brazilian real	6	6
Namibian dollars	29	-
	2,505	2,737

Schedule Of Undrawn Debt Instruments [Table Text Block]
	2011	2010
	$	$

Undrawn borrowing facilities as at December 31 are as follows:
Syndicated revolving credit facility ($1.0 billion) - US dollar	1,000	950
Syndicated revolving credit facility (A$600 million) - Australian dollar	617	-
FirstRand Bank Limited - US dollar	50	50
Absa Bank Limited - US dollar	42	42
Nedbank Limited - US dollar	2	-
FirstRand Bank Limited - rands	14	139
Standard Bank of South Africa Limited - rands	23	28
Nedbank Limited - rands	13	18
Absa Bank Limited - rands	4	5
	1,765	1,232

Schedule Of Rated Bonds Debt [Table Text Block]

		2011	2010
		$	$

(2)	Rated bonds
	Senior unsecured fixed rate bonds	1,000	1,000
	Less: Unamortized discount	(6)	(6)
	Add: Accrued interest	12	12
		1,006	1,006

	On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti Limited, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually.

Schedule Of Line Of Credit Facilities [Table Text Block]
(3)	Syndicated revolving credit facility ($1.0 billion)
	Drawn down	-	50
	Add: Accrued interest	-	-
		-	50

	On April 20, 2010, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly-owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion four year revolving credit facility with a syndicate of lenders to replace the existing $1.15 billion syndicated facility. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers and other guarantors under the facility. Amounts may be repaid and reborrowed under the facility during its four year term. During the year ended December 31, 2011, the Company drew down $100 million and repaid $150 million under this facility. A commitment fee of 0.70 percent is payable quarterly in arrears on the undrawn portion of the facility.

Syndicated revolving credit facility (A$600 million)

On December 22, 2011, AngloGold Ashanti Australia Limited entered into a four year revolving credit facility of A$600 million with a syndication of banks. Interest is charged at BSSY plus 2 percent per annum. AngloGold Ashanti Limited together with AngloGold Ashanti Holdings plc has each guaranteed all payments and other obligations of AngloGold Ashanti Australia Limited under the facility. Amounts may be repaid and reborrowed under the facility during its four year term. No draw down was made during 2011 under the facility. A committment fee of 50 percent of the applicable margin is payable quarterly in arrears on the undrawn portion of the facility.

Schedule Of Convertible Debt [Table Text Block]

		2011	2010
		$	$

(4)	3.5% Convertible bonds
	Senior unsecured fixed rate bonds	656	630
	Add: Accrued interest	3	3
		659	633

	The issue of convertible bonds in the aggregate principal amount of $732.5 million at an interest rate of 3.5 percent was concluded on May 22, 2009. These bonds are convertible into ADSs at an initial conversion price of $47.6126. The conversion price is subject to standard weighted average anti-dilution protection. The convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

	The convertible bonds mature on May 22, 2014. However, at any time on or after June 12, 2012 the Company has the right, but not the obligation, to redeem all (but not part) of the convertible bonds at their principal amount together with accrued interest if the volume weighted average price of the ADSs that would be delivered by the Company on the conversion of a convertible bond of a principal amount of $100,000 exceeds $130,000 on each of at least 20 consecutive dealing days ending not earlier than five days prior to the date that the Company gives notice of the redemption.

	Upon the occurrence of a change of control of the Company, each convertible bond holder will have the right to require the Company to redeem its convertible bonds at their principal amount plus accrued interest thereon. If the convertible bond holder elects to convert its convertible bonds in connection with such change of control, the Company will pay a “make whole” premium to such convertible bond holder in connection with such conversion. The conversion price is subject to adjustment on occurrence of certain events, as described in the terms and conditions of the bonds.

	The Company is separately accounting for the conversion features of the convertible bonds at fair value as a derivative liability with subsequent changes in fair value recorded in earnings each period. The total fair value of the derivative liability on May 22, 2009 (date of issue) amounted to $142.2 million. The difference between the initial carrying value and the stated value of the convertible bonds is being accreted to interest expense using the effective interest method over the 5 year term of the bonds.

	The associated derivative liability (which has been accounted for separately) are summarized as follows:

	Convertible bond derivative liability

	Balance at beginning of period	176	175
	Fair value movements on conversion features of convertible bonds	(84)	1
	Balance at end of period	92	176

Schedule of Capital Leased Asssets [Table Text Block]

(5)	Capital leases

	Capital leases are for specific periods, with terms of renewal but no purchase options. Renewals are at the discretion of the entity that holds the lease.

	Property, plant and equipment, allocated to Buildings and mine infrastructure, includes the following assets under capital leases:

		2011		2010
		Cost	Accumulated depreciation	Cost	Accumulated depreciation
		$	$	$	$

	Turbine Square Two (Proprietary) Limited	39	18	37	9
	Caterpillar Financial Services Corporation	16	5	15	2
	Mazuma Capital Corporation	7	3	8	2
	CSI Latina Arrendamento Mercantil S.A.	4	2	3	2
	Navachab Lewcor Mining Contract	31	2	-	-
		97	30	63	15

	Amortization charges relating to capital leases are included in Depreciation, depletion and amortization expense.

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Future minimum lease payments under all the above capital leases together with the present value of minimum lease payments as of December 31, 2011 are:

2011
$

2012	20
2013	19
2014	19
2015	7
2016	5
Thereafter	35
Total minimum lease payments	105
Less interest	(29)
Present value of net minimum lease payments	76
Less current portion	(14)
Long-term capital lease obligation	62